SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

Scudder Medium Term Tax
Free Fund

Supplement to Prospectus
Dated October 1, 1999

The following information replaces disclosure for the portfolios in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of each portfolio in this prospectus.

Ashton P. Goodfield
Co-Lead Portfolio Manager
o Began investment career in 1986
o Joined the adviser in 1986
o Joined the fund team in 1998

Philip G. Condon
Co-Lead Portfolio Manager
o Began investment career in 1978
o Joined the adviser in 1983
o Joined the fund team in 1999










July 6, 2000